UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21586
                                                    ----------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                     FIRST TRUST/FIDUCIARY ASSET MANAGEMENT
                                COVERED CALL FUND
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                  JUNE 30, 2005

 Shareholder Letter .....................................................  1

 Portfolio Components ...................................................  2

 Portfolio of Investments ...............................................  3

 Statement of Assets and Liabilities .................................... 12

 Statement of Operations ................................................ 13

 Statements of Changes in Net Assets .................................... 14

 Financial Highlights ................................................... 15

 Notes to Financial Statements .......................................... 16

 Additional Information ................................................. 20
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Submission of Matters to a Vote of Shareholders

                            HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and First Trust Advisors L.P. personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

         FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND (FFA)
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005

Dear Shareholders:

We are pleased to report that the First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") outperformed its benchmark, albeit slightly, in the first half of 2005. The Fund's market price total return was a loss of 0.2%, vs. a decline of 0.8% for the S&P 500 Index. Its net asset value ("NAV") total return was a loss of 2.2%. According to Bloomberg, the Fund's beta was 0.8 as of July 15, 2005, which indicates the portfolio currently carries considerably less risk than the stocks in the S&P 500, which has a beta of 1.00. The Fund's market price traded at a 2.2% premium to its NAV on June 30, 2005.

The Fund's regularly scheduled quarterly distributions were $0.40 per share in both March and June of 2005. The current distribution rate on FFA was 8.4% on June 30, 2005, well above the yields available on most fixed-income securities.

From the Fund's inception on August 26, 2004, through June 30, 2005, the S&P 500 traded within a relatively narrow range. It was as high as $1,225.31 (March 7, 2005) and as low as $1,094.81 (October 25, 2004), with an average of $1,171.30.
This type of low volatility climate, in our opinion, would normally be considered favorable for writing covered calls on common stocks.

This sluggish stock market activity has been a result of offsetting factors. On the negative side are the combination of crude oil trading in a $50-$60 per barrel range, the continued tightening of monetary policy by the Federal Reserve, plus the ongoing tensions associated with the threat of terrorism and the war in Iraq are largely responsible for the sluggishness in the stock market to date in 2005. On the positive side, this has been offset by the fact that the companies in the S&P 500 have generated 12 consecutive quarters of double-digit earnings growth through the first quarter of this year and stock prices, in our opinion, have not responded in kind to the terrific showing by Corporate America. The opposing factors have contributed to lower volatility.

As we noted in our last message, the demand for call option contracts continues to surge at the Chicago Board Options Exchange ("CBOE"). According to data from the CBOE, the open interest (contracts) on call options hit 81.9 million in 2004, up from 68.5 million in 2003. Open interest has increased 142% since 2000, which happened to be the year the bull market ended.

Second-quarter operating profits are expected to be 7.8% higher than what was posted in the second quarter of 2004, ending the 12-quarter streak of double-digit gains that dates back to June of 2002, according to Standard & Poor's. First-quarter earnings grew by 13%. Despite the anticipated slowdown in earnings growth, investors do have something working in their favor. According to MarketWatch.com, the BLUE CHIP INVESTOR newsletter noted recently that its valuation model shows that stocks are at "one of their cheapest points - compared to bonds - in 25 years."

We continue to appreciate your interest in the Fund.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Fiduciary Asset Management Covered Call Fund August 8, 2005

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
JUNE 30, 2005 (UNAUDITED)

CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would," or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Fund's actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

PORTFOLIO COMPONENTS+

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Health Care Providers & Services                       9.5%
Capital Markets                                        7.1%
Oil, Gas & Consumable Fuels                            6.4%
Semiconductors & Semiconductor Equipment               6.0%
Health Care Equipment & Supplies                       4.5%
Software                                               4.1%
Media                                                  4.1%
Machinery                                              4.0%
Specialty Retail                                       3.9%
Communications Equipment                               3.9%
Industrial Conglomerates                               3.6%
Diversified Telecommunication Services                 3.5%
Household Durables                                     3.4%
Aerospace & Defense                                    3.4%
Computers & Peripherals                                2.9%
Pharmaceuticals                                        2.9%
Hotels, Restaurants & Leisure                          2.7%
Commercial Banks                                       2.4%
Household Products                                     2.2%
Metals & Mining                                        2.2%
Multiline Retail                                       2.2%
Air Freight & Logistics                                2.1%
U.S. Government                                        2.1%
IT Services                                            2.1%
Textiles, Apparel & Luxury Goods                       1.9%
Diversified Financial Services                         1.9%
Food & Staples Retailing                               1.3%
Insurance                                              1.0%
Chemicals                                              1.0%
Biotechnology                                          0.9%
Consumer Finance                                       0.8%


+ Percentages are based on total investments; please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ---------

 COMMON STOCKS+ - 100.4%

              HEALTH CARE PROVIDERS & SERVICES - 9.7%
       66,500 Cardinal Health, Inc. .......................... $    3,829,070
       78,100 Coventry Health Care, Inc.* ....................      5,525,575
      128,000 Quest Diagnostics, Inc. ........................      6,818,560
      385,800 UnitedHealth Group, Inc. .......................     20,115,612
                                                               ---------------
                                                                   36,288,817
                                                               ---------------

              CAPITAL MARKETS - 7.3%
      120,700 Lehman Brothers Holdings, Inc. .................     11,983,096
       69,700 The Bear Stearns Companies, Inc. ...............      7,244,618
       77,000 The Goldman Sachs Group, Inc. ..................      7,855,540
                                                               ---------------
                                                                   27,083,254
                                                               ---------------

              OIL, GAS & CONSUMABLE FUELS - 6.6%
       74,300 Apache Corp. ...................................      4,799,780
      117,400 Exxon Mobil Corp. ..............................      6,746,978
       52,300 Occidental Petroleum Corp. .....................      4,023,439
      112,600 Valero Energy Corp. ............................      8,907,786
                                                               ---------------
                                                                   24,477,983
                                                               ---------------

              SEMICONDUCTORS
                  & SEMICONDUCTOR EQUIPMENT - 6.2%
      177,000 Broadcom Corp., Class A* .......................      6,285,270
      343,600 Intel Corp. ....................................      8,954,216
      277,500 Texas Instruments, Inc. ........................      7,789,425
                                                               ---------------
                                                                   23,028,911
                                                               ---------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
      108,200 Medtronic, Inc. ................................      5,603,678
      152,100 Zimmer Holdings, Inc.* .........................     11,585,457
                                                               ---------------
                                                                   17,189,135
                                                               ---------------

              SOFTWARE - 4.2%
      226,900 Amdocs Ltd.* ...................................      5,996,967
      636,400 BEA Systems, Inc.* .............................      5,587,592
      190,700 Symantec Corp.* ................................      4,145,818
                                                               ---------------
                                                                   15,730,377
                                                               ---------------

              MEDIA - 4.2%
      263,600 Comcast Corp., Class A* ........................      8,092,520
      235,100 News Corp., Class A ............................      3,803,918
      219,400 Time Warner, Inc.* .............................      3,666,174
                                                               ---------------
                                                                   15,562,612
                                                               ---------------

              MACHINERY - 4.1%
       85,900 Caterpillar, Inc. ..............................      8,187,129
      110,300 Deere & Company ................................      7,223,547
                                                               ---------------
                                                                   15,410,676
                                                               ---------------


                   See Notes to Financial Statements.                    Page 3

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ---------

 COMMON STOCKS+ - CONTINUED

              SPECIALTY RETAIL - 4.0%
      104,000 Best Buy Company, Inc. ......................... $    7,129,200
       85,000 Lowe's Companies, Inc. .........................      4,948,700
       73,300 The Home Depot, Inc. ...........................      2,851,370
                                                               ---------------
                                                                   14,929,270
                                                               ---------------

              COMMUNICATIONS EQUIPMENT - 4.0%
      316,100 Cisco Systems, Inc.* ...........................      6,040,671
      264,600 QUALCOMM, Inc. .................................      8,734,446
                                                               ---------------
                                                                   14,775,117
                                                               ---------------

              INDUSTRIAL CONGLOMERATES - 3.7%
      400,300 General Electric Company .......................     13,870,395
                                                               ---------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 3.6%
      158,000 ALLTEL Corp. ...................................      9,840,240
       99,000 Verizon Communications, Inc. ...................      3,420,450
                                                               ---------------
                                                                   13,260,690
                                                               ---------------

              HOUSEHOLD DURABLES - 3.5%
       66,000 Centex Corp. ...................................      4,664,220
      133,300 Lennar Corp., Class A ..........................      8,457,885
                                                               ---------------
                                                                   13,122,105
                                                               ---------------

              AEROSPACE & DEFENSE - 3.5%
       44,800 General Dynamics Corp. .........................      4,907,392
      158,000 United Technologies Corp. ......................      8,113,300
                                                               ---------------
                                                                   13,020,692
                                                               ---------------

              COMPUTERS & PERIPHERALS - 3.0%
      284,100 Dell Inc.* .....................................     11,224,791
                                                               ---------------

              PHARMACEUTICALS - 2.9%
      396,700 Pfizer, Inc. ...................................     10,940,986
                                                               ---------------

              HOTELS, RESTAURANTS & LEISURE - 2.8%
       72,700 Harrah's Entertainment, Inc. ...................      5,239,489
      132,200 MGM MIRAGE* ....................................      5,232,476
                                                               ---------------
                                                                   10,471,965
                                                               ---------------

              COMMERCIAL BANKS - 2.5%
       85,000 Bank of America Corp. ..........................      3,876,850
      107,900 Wachovia Corp. .................................      5,351,840
                                                               ---------------
                                                                    9,228,690
                                                               ---------------

              HOUSEHOLD PRODUCTS - 2.3%
      163,000 The Procter & Gamble Company ...................      8,598,250
                                                               ---------------

              METALS & MINING - 2.3%
       92,600 Phelps Dodge Corp. .............................      8,565,500
                                                               ---------------



Page 4                 See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ---------

 COMMON STOCKS+ - CONTINUED

              MULTILINE RETAIL - 2.2%
      121,400 Nordstrom, Inc. ................................ $    8,251,558
                                                               ---------------

              AIR FREIGHT & LOGISTICS - 2.2%
       99,200 FedEx Corp. ....................................      8,036,192
                                                               ---------------

              IT SERVICES - 2.1%
      120,700 Accenture Ltd.* ................................      2,736,269
      123,400 Automatic Data Processing, Inc. ................      5,179,098
                                                               ---------------
                                                                    7,915,367
                                                               ---------------

              TEXTILES, APPAREL & LUXURY GOODS - 1.9%
       83,800 NIKE, Inc., Class B ............................      7,257,080
                                                               ---------------

              DIVERSIFIED FINANCIAL SERVICES - 1.9%
      154,300 Citigroup, Inc. ................................      7,133,289
                                                               ---------------

              FOOD & STAPLES RETAILING - 1.3%
      170,200 CVS Corp. ......................................      4,947,714
                                                               ---------------

              INSURANCE - 1.1%
       67,300 American International Group, Inc. .............      3,910,130
                                                               ---------------

              CHEMICALS - 1.0%
       83,300 The Dow Chemical Company .......................      3,709,349
                                                               ---------------

              BIOTECHNOLOGY - 0.9%
       57,000 Amgen, Inc.* ...................................      3,446,220
                                                               ---------------

              CONSUMER FINANCE - 0.8%
       56,600 American Express Company .......................      3,012,818
                                                               ---------------

              TOTAL COMMON STOCKS+ ...........................    374,399,933
                                                               ---------------
              (Cost $382,329,037)


                    See Notes to Financial Statements.                    Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)


  PRINCIPAL                                                         MARKET
    VALUE                                                            VALUE
------------                                                     ------------

 U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 2.1%

              FEDERAL HOME LOAN
                  MORTGAGE CORPORATION - 2.1%
$   8,000,000 FHLMC, 3.260%, 09/13/05++ ...................... $    7,945,160
                                                               ---------------

              TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES ....      7,945,160
                                                               ---------------
              (Cost $7,946,391)

              TOTAL INVESTMENTS - 102.5% .....................    382,345,093
              (Cost $390,275,428)**

              CALL OPTIONS WRITTEN - (2.9)% ..................    (10,680,305)
              (Premiums received $14,433,889)

              PUT OPTIONS WRITTEN - (0.0)% ...................         (1,250)
              (Premiums received $10,500)

              NET OTHER ASSETS & LIABILITIES - 0.4% ..........      1,468,605
                                                               ---------------
              NET ASSETS - 100.0% ............................ $  373,132,143
                                                               ===============

------------------------------------------------------------------------------
         *    Non-income producing security
        **    Aggregate cost for federal income tax and financial reporting purposes
         +    Securities or partial securities on which call and put options were written; all Common Stocks are pledged as collateral.
        ++    Rate represents annualized yield at date of purchase

  NUMBER OF                                                         MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------

 CALL OPTIONS WRITTEN - (2.9)%

                 Accenture Ltd. Calls
          769    @ 25 due Aug 05 ............................. $       (9,613)
          438    @ 25 due Jan 06 .............................        (36,135)
                                                               ---------------
                                                                      (45,748)
                                                               ---------------

                 ALLTEL Corp. Calls
          516    @ 60 due Oct 05 .............................       (196,080)
        1,064    @ 60 due Jan 06 .............................       (516,040)
                                                               ---------------
                                                                     (712,120)
                                                               ---------------

                 Amdocs Ltd. Calls
        1,434    @ 30 due Oct 05 .............................       (114,720)
          795    @ 30 due Jan 06 .............................        (93,412)
           40    @ 35 due Jan 06 .............................         (1,100)
                                                               ---------------
                                                                     (209,232)
                                                               ---------------

                 American Express Company Call
          566    @ 55 due Jul 05 .............................        (11,320)
                                                               ---------------

                 American International Group, Inc. Call
          673    @ 60 due Nov 05 .............................       (161,520)
                                                               ---------------


Page 6                    See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

  NUMBER OF                                                         MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------

CALL OPTIONS WRITTEN - CONTINUED

                 Amgen, Inc. Call
          570    @ 65 due Jan 06 ............................. $     (111,150)
                                                               ---------------

                 Apache Corp. Calls
          535    @ 65 due Jul 05 .............................        (66,875)
          208    @ 65 due Oct 05 .............................        (93,600)
                                                               ---------------
                                                                     (160,475)
                                                               ---------------

                 Automatic Data Processing, Inc. Calls
        1,099    @ 45 due Aug 05 .............................        (19,233)
          135    @ 47.5 due Aug 05 ...........................         (1,350)
                                                               ---------------
                                                                      (20,583)
                                                               ---------------

                 Bank of America Corp. Call
          850    @ 47.5 due Aug 05 ...........................        (29,750)
                                                               ---------------

                 BEA Systems, Inc. Calls
          694    @ 10 due Sep 05 .............................        (31,230)
        2,914    @ 10 due Dec 05 .............................       (145,700)
        2,756    @ 10 due Jan 06 .............................       (151,580)
                                                               ---------------
                                                                     (328,510)
                                                               ---------------

                 Best Buy Company, Inc. Calls
           49    @ 70 due Jul 05 .............................         (4,165)
           97    @ 70 due Aug 05 .............................        (22,795)
          694    @ 70 due Sep 05 .............................       (222,080)
          200    @ 70 due Jan 06 .............................       (128,000)
                                                               ---------------
                                                                     (377,040)
                                                               ---------------

                 Broadcom Corp. Calls
        1,415    @ 37.5 due Aug 05 ...........................       (191,025)
          355    @ 37.5 due Nov 05 ...........................        (95,850)
                                                               ---------------
                                                                     (286,875)
                                                               ---------------

                 Cardinal Health, Inc. Calls
          221    @ 60 due Jul 05 .............................         (4,420)
          444    @ 60 due Sep 05 .............................        (66,600)
                                                               ---------------
                                                                      (71,020)
                                                               ---------------

                 Caterpillar, Inc. Calls
          650    @ 100 due Jul 05 ............................        (22,750)
          209    @ 100 due Jan 06 ............................       (114,950)
                                                               ---------------
                                                                     (137,700)
                                                               ---------------

                 Centex Corp. Calls
          384    @ 70 due Jul 05 .............................       (103,680)
          276    @ 70 due Oct 05 .............................       (172,500)
                                                               ---------------
                                                                     (276,180)
                                                               ---------------

                 Cisco Systems, Inc. Calls
          833    @ 20 due Jul 05 .............................         (8,330)
        1,994    @ 20 due Oct 05 .............................       (129,610)
          334    @ 20 due Jan 06 .............................        (36,740)
                                                               ---------------
                                                                     (174,680)
                                                               ---------------



                    See Notes to Financial Statements.                    Page 7

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

  NUMBER OF                                                         MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------

CALL OPTIONS WRITTEN - CONTINUED

                 Citigroup, Inc. Calls
        1,137    @ 47.5 due Jul 05 ........................... $      (11,370)
          305    @ 50 due Dec 05 .............................        (12,200)
          101    @ 50 due Jan 06 .............................         (6,565)
                                                               ---------------
                                                                      (30,135)
                                                               ---------------

                 Comcast Corp. Calls
        1,203    @ 32.5 due Jul 05 ...........................         (6,015)
        1,433    @ 35 due Jan 06 .............................        (71,650)
                                                               ---------------
                                                                      (77,665)
                                                               ---------------

                 Coventry Health Care, Inc. Call
          781    @ 75 due Oct 05 .............................       (234,300)
                                                               ---------------

                 CVS Corp. Calls
          182    @ 30 due Nov 05 .............................        (21,840)
        1,520    @ 30 due Jan 06 .............................       (250,800)
                                                               ---------------
                                                                     (272,640)
                                                               ---------------

                 Deere & Company Calls
          777    @ 70 due Sep 05 .............................        (81,585)
          326    @ 70 due Jan 06 .............................        (89,650)
                                                               ---------------
                                                                     (171,235)
                                                               ---------------

                 Dell Inc. Call
        2,841    @ 40 due Aug 05 .............................       (298,305)
                                                               ---------------

                 Exxon Mobil Corp. Calls
          911    @ 60 due Jul 05 .............................        (27,330)
          147    @ 65 due Oct 05 .............................         (8,820)
          116    @ 65 due Jan 06 .............................        (15,660)
                                                               ---------------
                                                                      (51,810)
                                                               ---------------

                 FedEx Corp. Call
          992    @ 85 due Jul 05 .............................        (19,840)
                                                               ---------------

                 General Dynamics Corp. Call
          448    @ 110 due Aug 05 ............................       (113,120)
                                                               ---------------

                 General Electric Company Calls
        3,275    @ 37.5 due Jul 05 ...........................        (16,375)
          648    @ 37.5 due Sep 05 ...........................         (9,720)
           80    @ 37.5 due Dec 05 ...........................         (4,000)
                                                               ---------------
                                                                      (30,095)
                                                               ---------------

                 Harrah's Entertainment, Inc. Calls
          411    @ 70 due Aug 05 .............................       (180,840)
           37    @ 75 due Aug 05 .............................         (6,845)
          279    @ 75 due Nov 05 .............................        (97,650)
                                                               ---------------
                                                                     (285,335)
                                                               ---------------


Page 8                   See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

  NUMBER OF                                                         MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------

CALL OPTIONS WRITTEN - CONTINUED

                 Intel Corp. Calls
        1,874    @ 27.5 due Jul 05 ........................... $      (18,740)
        1,562    @ 27.5 due Oct 05 ...........................       (124,960)
                                                               ---------------
                                                                     (143,700)
                                                               ---------------

                 Lehman Brothers Holdings, Inc. Call
        1,207    @ 100 due Aug 05 ............................       (289,680)
                                                               ---------------

                 Lennar Corp. Call
        1,333    @ 65 due Aug 05 .............................       (333,250)
                                                               ---------------

                 Lowe's Companies, Inc. Calls
          220    @ 60 due Jul 05 .............................         (6,600)
          200    @ 60 due Aug 05 .............................        (20,000)
          430    @ 60 due Oct 05 .............................        (86,000)
                                                               ---------------
                                                                     (112,600)
                                                               ---------------

                 Medtronic, Inc. Calls
          975    @ 55 due Aug 05 .............................        (48,750)
          107    @ 55 due Nov 05 .............................        (16,050)
                                                               ---------------
                                                                      (64,800)
                                                               ---------------

                 MGM MIRAGE Call
        1,322    @ 40 due Jul 05 .............................       (132,200)
                                                               ---------------

                 News Corp. Calls
        1,568    @ 17.5 due Oct 05 ...........................        (78,400)
          783    @ 17.5 due Jan 06 ...........................        (60,682)
                                                               ---------------
                                                                     (139,082)
                                                               ---------------

                 NIKE, Inc. Calls
          549    @ 90 due Jul 05 .............................         (8,235)
          289    @ 90 due Oct 05 .............................        (79,475)
                                                               ---------------
                                                                      (87,710)
                                                               ---------------

                 Nordstrom, Inc. Calls
          353    @ 65 due Oct 05 .............................       (220,625)
          861    @ 65 due Jan 06 .............................       (680,190)
                                                               ---------------
                                                                     (900,815)
                                                               ---------------

                 Occidental Petroleum Corp. Call
          523    @ 80 due Aug 05 .............................       (115,060)
                                                               ---------------

                 Pfizer, Inc. Calls
          339    @ 27.5 due Sep 05 ...........................        (37,290)
        1,359    @ 30 due Sep 05 .............................        (33,975)
        1,958    @ 27.5 due Jan 06 ...........................       (352,440)
          311    @ 30 due Jan 06 .............................        (23,325)
                                                               ---------------
                                                                     (447,030)
                                                               ---------------

                 Phelps Dodge Corp. Calls
          463    @ 95 due Jul 05 .............................        (64,820)
          463    @ 100 due Jul 05 ............................        (13,890)
                                                               ---------------
                                                                      (78,710)
                                                               ---------------


                    See Notes to Financial Statements.                    Page 9

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

  NUMBER OF                                                         MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------

CALL OPTIONS WRITTEN - CONTINUED

                 QUALCOMM, Inc. Calls
          128    @ 35 due Jul 05 ............................. $       (1,920)
          696    @ 37.5 due Jul 05 ...........................         (3,480)
          401    @ 37.5 due Aug 05 ...........................        (10,025)
        1,421    @ 40 due Oct 05 .............................        (39,077)
                                                               ---------------
                                                                      (54,502)
                                                               ---------------

                 Quest Diagnostics, Inc. Calls
          320    @ 55 due Nov 05 .............................        (64,800)
          960    @ 55 due Jan 06 .............................       (254,400)
                                                               ---------------
                                                                     (319,200)
                                                               ---------------

                 Symantec Corp. Call
        1,907    @ 22.5 due Jul 05 ...........................        (57,210)
                                                               ---------------

                 Texas Instruments, Inc. Calls
        2,300    @ 30 due Aug 05 .............................        (92,000)
          475    @ 27.5 due Oct 05 ...........................       (102,125)
                                                               ---------------
                                                                     (194,125)
                                                               ---------------

                 The Bear Stearns Companies, Inc. Calls
          175    @ 105 due Jul 05 ............................        (16,625)
          285    @ 105 due Aug 05 ............................        (82,650)
          237    @ 100 due Oct 05 ............................       (173,010)
                                                               ---------------
                                                                     (272,285)
                                                               ---------------

                 The Dow Chemical Company Call
          833    @ 45 due Jul 05 .............................        (58,310)
                                                               ---------------

                 The Goldman Sachs Group, Inc. Calls
          570    @ 105 due Jul 05 ............................        (28,500)
          200    @ 110 due Jan 06 ............................        (62,000)
                                                               ---------------
                                                                      (90,500)
                                                               ---------------

                 The Home Depot, Inc. Calls
          450    @ 40 due Aug 05 .............................        (36,000)
          283    @ 42.5 due Aug 05 ...........................         (5,660)
                                                               ---------------
                                                                      (41,660)
                                                               ---------------

                 The Procter & Gamble Company Calls
          447    @ 55 due Jul 05 .............................         (6,705)
          159    @ 55 due Aug 05 .............................         (5,565)
          630    @ 55 due Oct 05 .............................        (56,700)
          394    @ 57.5 due Jan 06 ...........................        (33,490)
                                                               ---------------
                                                                     (102,460)
                                                               ---------------

                 Time Warner, Inc. Calls
          302    @ 17 due Jul 05 .............................         (4,530)
          622    @ 18 due Aug 05 .............................         (6,220)
          927    @ 18 due Oct 05 .............................        (37,080)
          343    @ 20 due Jan 06 .............................         (8,575)
                                                               ---------------
                                                                      (56,405)
                                                               ---------------

                 United Technologies Corp. Call
        1,580    @ 55 due Aug 05 .............................        (23,700)
                                                               ---------------

Page 10                   See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

  NUMBER OF                                                         MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------

CALL OPTIONS WRITTEN - CONTINUED

                 UnitedHealth Group, Inc. Calls
           10    @ 52.5 due Jul 05 ........................... $       (1,000)
        1,578    @ 50 due Sep 05 .............................       (583,860)
        2,090    @ 52.5 due Jan 06 ...........................       (836,000)
          180    @ 55 due Jan 06 .............................        (59,400)
                                                               ---------------
                                                                   (1,480,260)
                                                               ---------------

                 Valero Energy Corp. Call
        1,126    @ 80 due Jul 05 .............................       (202,680)
                                                               ---------------

                 Verizon Communications, Inc. Calls
          330    @ 35 due Jul 05 .............................         (4,950)
          660    @ 37.5 due Jan 06 ...........................        (23,100)
                                                               ---------------
                                                                      (28,050)
                                                               ---------------

                 Wachovia Corp. Call
        1,079    @ 55 due Jan 06 .............................        (75,530)
                                                               ---------------

                 Zimmer Holdings, Inc. Calls
          824    @ 80 due Jul 05 .............................        (16,480)
          180    @ 80 due Sep 05 .............................        (34,200)
          517    @ 85 due Sep 05 .............................        (29,728)
                                                               ---------------
                                                                      (80,408)
                                                               ---------------

                 TOTAL CALL OPTIONS WRITTEN .................. $  (10,680,305)
                                                               ===============
                 (Premiums Received $14,433,889)

PUT OPTIONS WRITTEN - (0.0)%
                 ALLTEL Corp. Put

          250    @ 50 due Jul 05 ............................. $       (1,250)
                                                               ---------------
                 TOTAL PUT OPTIONS WRITTEN ................... $       (1,250)
                                                               ===============
                 (Premiums received $10,500)

                    See Notes to Financial Statements.                   Page 11

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $390,275,428) .........................................................  $382,345,093
Cash ...........................................................................     3,401,719
Receivable for investment securities sold ......................................    11,834,694
Dividends receivable ...........................................................       408,643
Prepaid expenses ...............................................................        17,342
Interest receivable ............................................................        12,220
                                                                                  -------------
     Total Assets ..............................................................   398,019,711
                                                                                  -------------

LIABILITIES:
Payable for investment securities purchased ....................................    13,756,642
Options written, at value (Premiums received $14,444,389) ......................    10,681,555
Investment advisory fee payable ................................................       307,556
Audit and legal fees payable ...................................................        41,969
Payable to administrator .......................................................        27,892
Accrued expenses and other payables ............................................        71,954
                                                                                  -------------
     Total Liabilities .........................................................    24,887,568
                                                                                  -------------

NET ASSETS .....................................................................  $373,132,143
                                                                                  =============
NET ASSETS CONSIST OF:
Accumulated net investment loss ................................................  $ (2,103,485)
Accumulated net realized loss on investments sold ..............................      (164,970)
Net unrealized depreciation of investments and options written .................    (4,167,501)
Par value ......................................................................       199,139
Paid-in capital ................................................................   379,368,960
                                                                                  -------------
     Net Assets ................................................................  $373,132,143
                                                                                  =============
NET ASSET VALUE,  per Common Share (par value $0.01 per Common Share) ..........  $      18.74
                                                                                  =============

Number of Common Shares outstanding ............................................    19,913,929
                                                                                  =============



Page 12                       See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
Dividends .................................................................................   $ 2,415,272
Interest ..................................................................................       108,905
                                                                                              ------------
     Total investment income ..............................................................     2,524,177
                                                                                              ------------

EXPENSES:
Investment advisory fee ...................................................................     1,886,098
Administration fee ........................................................................       170,723
Custodian fees ............................................................................        74,623
Printing fees .............................................................................        66,657
Audit and legal fees ......................................................................        31,931
Trustees' fees and expenses ...............................................................        20,539
Other .....................................................................................        52,391
                                                                                              ------------
     Total expenses .......................................................................     2,302,962
                                                                                              ------------
NET INVESTMENT INCOME .....................................................................       221,215
                                                                                              ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain/(loss) on:
     Securities transactions ..............................................................    14,570,008
     Written option transactions ..........................................................    (1,043,842)
                                                                                              ------------
Net realized gain on investments sold during the period ...................................    13,526,166
                                                                                              ------------
Net change in unrealized appreciation/(depreciation) of:
     Securities transactions ..............................................................   (28,543,072)
     Written option transactions ..........................................................     6,197,462
                                                                                              ------------
Net change in unrealized appreciation/(depreciation) of investments during the period .....   (22,345,610)
                                                                                              ------------
Net realized and unrealized loss on investments ...........................................    (8,819,444)
                                                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................   $(8,598,229)
                                                                                              ============

                    See Notes to Financial Statements.                   Page 13

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                 ENDED           PERIOD
                                                                                              06/30/2005          ENDED
                                                                                              (UNAUDITED)      12/31/2004*
                                                                                            --------------   -------------
Net investment income/(loss) ............................................................   $     221,215    $    (124,798)
Net realized gain on investments sold during the period .................................      13,526,166       10,542,254
Net change in unrealized appreciation/(depreciation) of investments
   during the period ....................................................................     (22,345,610)      18,178,109
                                                                                            -------------    -------------
Net increase/(decrease) in net assets resulting from operations .........................      (8,598,229)      28,595,565

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................................................................      (2,324,700)         --
Net realized gains ......................................................................     (13,526,166)     (10,582,426)
                                                                                            -------------    -------------
Total distributions to shareholders .....................................................     (15,850,866)     (10,582,426)

CAPITAL TRANSACTIONS:
Net proceeds from sale of 19,780,236 Common Shares ......................................          --          377,802,507
Value of 133,693 shares reinvested ......................................................       2,556,801          --
Offering costs ..........................................................................          --             (791,209)
                                                                                            -------------    -------------
Net increase/(decrease) in net assets ...................................................     (21,892,294)     395,024,437

NET ASSETS:
Beginning of period .....................................................................     395,024,437          --
                                                                                            -------------    -------------
End of period ...........................................................................   $ 373,132,143    $ 395,024,437
                                                                                            =============    =============
Undistributed net investment income/(accumulated net investment loss) at end of period ..   $  (2,103,485)   $     --
                                                                                            =============    =============

--------------------------------------------------
* The Fund commenced operations on August 17, 2004.

Page 14                See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             SIX MONTHS
                                                                                                ENDED           PERIOD
                                                                                             06/30/2005          ENDED
                                                                                             (UNAUDITED)      12/31/2004*
                                                                                            -------------    -------------
Net asset value, beginning of period ..................................................     $       19.97    $       19.10
                                                                                            -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..........................................................              0.01++          (0.01)
Net realized and unrealized gain/(loss) on investments ................................             (0.44)            1.46
                                                                                            -------------    -------------
Total from investment operations ......................................................             (0.43)            1.45
                                                                                            -------------    -------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .................................................................             (0.12)        --
Net realized gains ....................................................................             (0.68)           (0.54)
                                                                                            -------------    -------------
Total from distributions ..............................................................             (0.80)           (0.54)
                                                                                            -------------    -------------
Common Shares offering costs charged to paid-in capital ...............................           --                 (0.04)
                                                                                            -------------    -------------
Net asset value, end of period ........................................................     $       18.74    $       19.97
                                                                                            =============    =============
Market value, end of period ...........................................................     $       19.15    $       20.00
                                                                                            =============    =============
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ............................................             (2.19)%           7.29%
                                                                                            =============    =============
TOTAL RETURN BASED ON MARKET VALUE (B)+ ...............................................             (0.20)%           2.62%
                                                                                            =============    =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..................................................     $     373,132    $     395,024
Ratio of total expenses to average net assets .........................................              1.22%**          1.26%**
Ratio of net investment income/(loss) to average net assets ...........................              0.12%**         (0.09)%**
Portfolio turnover rate ...............................................................            123.55%           73.42%

--------------------------------------------------
*    The Fund commenced operations on August 17, 2004.
**   Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in Common Share price per share, all based on market price per share.
+    Total return is not annualized for periods less than one year.
++   Per share values have been calculated using the average share method.

                    See Notes to Financial Statements.                  Page 15

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                            JUNE 30, 2005 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on May 20, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities and writing (selling) call options on at least 80% of the Fund's Managed Assets ("Managed Assets" is gross assets of the Fund minus the sum of the Fund's accrued and unpaid dividends on Common Shares and accrued liabilities, including the value of call options written). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written
(sold) and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and ask price.

OPTION CONTRACTS:

COVERED CALL OPTIONS. When the Fund purchases equity securities, it simultaneously writes (sells) covered call or put options ("options") on substantially all of such equity securities. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                            JUNE 30, 2005 (UNAUDITED)

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium will be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same option series as the option written (sold) by the Fund.

The Fund writes (sells) options on at least 80% of the Fund's Managed Assets. These options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realized on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during 2004 were as follows:

Distributions paid from:

Ordinary Income................................    $10,582,426

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Ordinary Income................................    $   598,184
Unrealized Appreciation........................    $17,414,955

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                            JUNE 30, 2005 (UNAUDITED)

INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

EXPENSES:

The Fund pays all expenses directly related to its operations.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust Advisors L.P. ("First Trust") has paid all organizational expenses. For the period ended December 31, 2004, the Fund's share of Common Share offering costs, $791,209, was recorded as a reduction of the proceeds from the sale of Common Shares.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Fiduciary Asset Management, LLC (the "Sub-Advisor") serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust out of the First Trust investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                4. PURCHASES AND SALES OF SECURITIES AND OPTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2005, aggregated amounts were $478,991,960 and $504,590,609, respectively.

As of June 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,447,470 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,377,805.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                            JUNE 30, 2005 (UNAUDITED)

Written option activity for the Fund was as follows:

                                                     NUMBER
                                                       OF
                                                    CONTRACTS     PREMIUMS
                                                    ---------     --------
WRITTEN OPTIONS
Options outstanding at December 31, 2004 ........    84,203    $24,108,747
Stock Splits ....................................     4,940        --
Options written .................................   257,607     45,897,710
Options expired .................................   (22,744)    (1,967,796)
Options exercised. ..............................      (958)      (129,935)
Options closed ..................................  (235,969)   (53,464,337)
                                                   --------    -----------
Options outstanding at June 30, 2005 ............    87,079    $14,444,389
                                                   ========    ===========

                                5. COMMON SHARES

As of June 30, 2005, 19,913,929 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                    SIX MONTHS ENDED                PERIOD ENDED
                                                      JUNE 30, 2005               DECEMBER 31, 2004
                                                      -------------               -----------------
                                                   SHARES        AMOUNT        SHARES        AMOUNT
                                                   ------        ------        ------        -------
Proceeds from shares sold .....................      --        $    --       19,780,236   $377,802,507
Issued as reinvestment of dividends under
   the Dividend Reinvestment Plan .............   133,693       2,556,801          --             --
Offering costs ................................      --             --             --         (791,209)
                                                  -------      ----------    ----------   ------------
                                                  133,693      $2,556,801    19,780,236   $377,011,298
                                                  =======      ==========    ==========   ============

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                  JUNE 30, 2005

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends and distributions on your Common Shares, will be automatically reinvested by PFPC Inc. (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or
          (ii) 95% of the market price on that date.

      (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                  JUNE 30, 2005

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of Energy Income and Growth Fund, First Trust Value Line(R) 100 Fund, First Trust/Fiduciary Asset Management Covered Call Fund and First Trust/Aberdeen Global Opportunity Income Fund was held on April 18, 2005. At the Annual Meeting the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, were elected to serve an additional one year term. The number of votes cast for James A. Bowen was 16,966,091, the number of votes withheld was 123,655 and the number of abstentions was 2,690,490. The number of votes cast for Niel B. Nielson was 16,950,410, the number of votes withheld was 139,336 and the number of abstentions was 2,690,490. The number of votes cast for Richard E. Erickson was 16,954,410, the number of votes withheld was 135,336 and the number of abstentions was 2,690,490. The number of votes cast for Thomas R. Kadlec was 16,966,615, the number of votes withheld was 123,131 and the number of abstentions was 2,690,490. The number of votes cast for David M. Oster was 16,969,161, the number of votes withheld was 120,585 and the number of abstentions was 2,690,490.

                       This Page Left Blank Intentionally.

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

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

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
            --------------------------------------------------------------------

By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.